STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated May 23, 2008 to Statement of Additional Information dated July 31, 2007
The information beginning on page 69 with respect to Wayne G. Bowers, portfolio manager of the Global Fixed Income Fund, is deleted and replaced with the following:
PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Fixed Income Fund	David Blake and Ali K. Bleecker
Accounts Managed by the Portfolio Managers
The table below discloses accounts within each type of category listed below for which David Blake is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

	Total		Number of Accounts
	Number of		Managed that	Total Assets that
	Accounts	Total Assets	Advisory Fee Based	Advisory Fee Based
Type of Accounts	Managed	(in Millions)	on Performance	on Performance

Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	$0	0	$0
Other Pooled Investment Vehicles:*	3	$12,000	0	$0
Other Accounts:*	3	$1,050	0	$0

*	Information is as of March 31, 2008.
The table below discloses accounts within each type of category listed below for which Ali K. Bleecker is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

	Total		Number of Accounts
	Number of		Managed that	Total Assets that
	Accounts	Total Assets	Advisory Fee Based	Advisory Fee Based
Type of Accounts	Managed	(in Millions)	on Performance	on Performance

Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	$0	0	$0
Other Pooled Investment Vehicles:*	1	$14,000	0	$0
Other Accounts:*	0	$0	0	$0

*	Information is as of March 31, 2008.
Disclosure of Securities Ownership:

David Blake*	Global Fixed Income Fund	$0
Ali K. Bleecker*	Global Fixed Income Fund	$0

*	Information is as of March 31, 2008.